Submission	May 02, 2025
Submission [Line Items]
Central Index Key	0001053507
Registrant Name	AMERICAN TOWER CORP /MA/
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES